Investment Objectives and Goals	Sep. 11, 2025
Sprott Active Metals & Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Active Metals & Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sprott Active Metals & Miners ETF (the “Fund”) seeks to provide long-term capital appreciation.
Sprott Royalty, Streaming & Physical Metals ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Royalty, Streaming & Physical Metals ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Royalty, Streaming & Physical Metals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq Sprott Metal Royalty & Streaming Index (the “Underlying Metal Royalty & Streaming Index”)